Consolidated Schedule of Investments(a)
Invesco Agriculture Commodity Strategy No K-1 ETF (PDBA)
July 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-12.71%
U.S. Treasury Bills-12.71%(b)
5.17%, 11/14/2024(c)	$2,000,000	$ 1,970,328
4.99%, 01/16/2025(c)	2,000,000	1,954,180
Total U.S. Treasury Securities (Cost $3,922,917)		3,924,508
	Shares
Money Market Funds-87.24%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.21%(d)(e)	25,930,703	25,930,703
	Shares	Value
Money Market Funds-(continued)
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 5.39%(d)(e)	1,007,188	$ 1,007,188
Total Money Market Funds (Cost $26,937,891)		26,937,891
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $30,860,808)		30,862,399
OTHER ASSETS LESS LIABILITIES-0.05%		15,275
NET ASSETS-100.00%		$30,877,674
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$3,924,508 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$11,891,126	$53,729,958	$(39,690,381)	$-	$-	$25,930,703	$853,781
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	578,199	28,907,981	(28,478,992)	-	-	1,007,188	130,351
Total	$12,469,325	$82,637,939	$(68,169,373)	$-	$-	$26,937,891	$984,132

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
CME Feeder Cattle	9	September-2024	$1,156,950	$(17,148)	$(17,148)
Cocoa	95	September-2024	7,687,400	(694,150)	(694,150)
Coffee ’C’	47	September-2024	4,039,650	16,356	16,356
Corn	139	September-2024	2,660,113	(677,205)	(677,205)
Cotton No. 2	20	December-2024	689,900	(39,930)	(39,930)
KC Wheat	50	July-2025	1,465,625	(314,008)	(314,008)
Lean Hogs	72	October-2024	2,186,640	84,690	84,690
Live Cattle	46	October-2024	3,434,820	18,973	18,973
Soybean	55	November-2024	2,811,875	(575,839)	(575,839)
Sugar No. 11	147	July-2025	2,973,398	(62,646)	(62,646)
Wheat	49	July-2025	1,441,825	(296,435)	(296,435)
Total Futures Contracts				$(2,557,342)	$(2,557,342)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
July 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-14.74%
U.S. Treasury Bills-14.74%(b)
4.99%, 01/16/2025(c) (Cost $1,269,699)	$1,300,000	$1,270,217
	Shares
Money Market Funds-85.35%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.21%(d)(e)	7,032,047	7,032,047
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 5.39%(d)(e)	322,099	322,099
Total Money Market Funds (Cost $7,354,146)		7,354,146
TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $8,623,845)		8,624,363
OTHER ASSETS LESS LIABILITIES-(0.09)%		(8,038)
NET ASSETS-100.00%		$8,616,325
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$1,270,217 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$9,645,326	$42,719,420	$(45,332,699)	$-	$-	$7,032,047	$238,589
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	178,264	39,374,249	(39,230,414)	-	-	322,099	44,616
Total	$9,823,590	$82,093,669	$(84,563,113)	$-	$-	$7,354,146	$283,205

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarkets	34	September-2024	$880,746	$(116,450)	$(116,450)
Lithium Hydroxide Fastmarkets	12	October-2024	145,200	(26,087)	(26,087)
Lithium Hydroxide Fastmarkets	12	November-2024	145,080	(26,207)	(26,207)
Lithium Hydroxide Fastmarkets	12	December-2024	145,200	(26,087)	(26,087)
LME Copper	8	December-2024	1,856,746	170,871	170,871
LME Nickel	31	September-2024	3,065,492	(252,389)	(252,389)
LME Primary Aluminum	32	December-2024	1,849,040	(33,288)	(33,288)
SGX Iron Ore 62%	51	September-2024	514,692	(26,341)	(26,341)
Total Futures Contracts				$(335,978)	$(335,978)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
July 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-51.37%
U.S. Treasury Bills-51.37%(b)
5.11%, 09/05/2024(c)	$600,000,000	$ 596,924,766
5.16%, 11/21/2024	850,000,000	836,570,629
5.16%, 12/05/2024	1,000,000,000	982,399,080
Total U.S. Treasury Securities (Cost $2,414,986,706)		2,415,894,475
	Shares
Money Market Funds-45.37%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.21%(d)(e)	2,032,663,045	2,032,663,045
	Shares	Value
Money Market Funds-(continued)
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class, 5.39%(d)(e)	101,021,889	$ 101,021,889
Total Money Market Funds (Cost $2,133,684,934)		2,133,684,934
TOTAL INVESTMENTS IN SECURITIES-96.74% (Cost $4,548,671,640)		4,549,579,409
OTHER ASSETS LESS LIABILITIES-3.26%		153,169,851
NET ASSETS-100.00%		$4,702,749,260
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$198,974,922 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$2,641,404,268	$3,099,102,932	$(3,707,844,155)	$-	$-	$2,032,663,045	$81,651,326
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	572,523,876	2,201,391,132	(2,672,893,119)	-	-	101,021,889	12,260,613
Total	$3,213,928,144	$5,300,494,064	$(6,380,737,274)	$-	$-	$2,133,684,934	$93,911,939

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	2,759	December-2024	$219,919,890	$(1,398,557)	$(1,398,557)
Corn	3,832	September-2024	73,334,900	(16,827,914)	(16,827,914)
Gasoline RBOB	2,209	September-2024	226,610,265	(6,965,352)	(6,965,352)
Gold	482	December-2024	119,198,600	3,850,897	3,850,897
LME Copper	352	December-2024	81,696,824	337,274	337,274
LME Primary Aluminum	2,147	September-2024	121,288,861	(7,657,999)	(7,657,999)
LME Zinc	1,104	September-2024	73,161,528	(5,828,361)	(5,828,361)
Natural Gas	1,832	May-2025	52,230,320	(4,864,646)	(4,864,646)
NY Harbor ULSD	2,029	June-2025	204,233,459	(4,051,780)	(4,051,780)
Silver	288	December-2024	42,288,480	1,174,650	1,174,650
Soybean	1,508	November-2024	77,096,500	(8,105,712)	(8,105,712)
Sugar No. 11	3,626	July-2025	73,343,827	(1,351,543)	(1,351,543)
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2024
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Wheat	2,690	July-2025	$79,153,250	$(17,072,002)	$(17,072,002)
WTI Crude Oil	2,872	December-2024	216,606,240	4,731,881	4,731,881
Total Futures Contracts				$(64,029,164)	$(64,029,164)

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
BNP Paribas	Receive	BNP Enhanced OPY Basket BCKTOPY1	0.20%	Monthly	August-2024	$100,000,000	$—	$(4,933,801)	$(4,933,801)
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21	Monthly	August-2024	400,000,000	—	(19,746,180)	(19,746,180)
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	August-2024	200,000,000	—	(9,876,730)	(9,876,730)
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	August-2024	575,000,000	—	(28,378,125)	(28,378,125)
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	August-2024	575,000,000	—	(28,383,210)	(28,383,210)
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	August-2024	575,000,000	—	(28,378,416)	(28,378,416)
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ02 Index	0.20	Monthly	August-2024	200,000,000	—	(9,870,843)	(9,870,843)
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	August-2024	575,000,000	—	(28,378,402)	(28,378,402)
Total - Total Return Swap Agreements							$—	$(157,945,707)	$(157,945,707)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $318,860,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2024
(Unaudited)
Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Enhanced OPY Basket BCKTOPY1
	Long Futures Contracts
	RBOB Gasoline	13.71%
	Brent Crude Oil	13.16
	WTI Crude Oil	13.09
	Heating Oil	12.30
	Gold	10.05
	Wheat	4.87
	Copper	4.85
	Soybean	4.67
	Sugar	4.46
	Zinc	4.44
	Corn	4.43
	Aluminium	4.21
	Natural Gas	3.19
	Silver	2.57
	Total	100.00%
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	RBOB Gasoline	13.70%
	Brent Crude Oil	13.13
	WTI Crude Oil	13.07
	Heating Oil	12.37
	Gold	10.04
	Copper	4.88
	Wheat	4.81
	Soybean	4.68
	Sugar	4.46
	Corn	4.44
	Zinc	4.44
	Aluminium	4.22
	Natural Gas	3.19
	Silver	2.57
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2024
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	RBOB Gasoline	13.71%
	Brent Crude Oil	13.16
	WTI Crude Oil	13.09
	Heating Oil	12.30
	Gold	10.05
	Wheat	4.87
	Copper	4.85
	Soybean	4.67
	Sugar	4.46
	Zinc	4.44
	Corn	4.43
	Aluminium	4.21
	Natural Gas	3.19
	Silver	2.57
	Total	100.00%
JPMorgan Excess Return JMCUINVE Index
	Long Futures Contracts
	RBOB Gasoline	13.70%
	Brent Crude Oil	13.13
	WTI Crude Oil	13.07
	Heating Oil	12.36
	Gold	10.04
	Copper	4.88
	Wheat	4.82
	Soybean	4.68
	Sugar	4.46
	Corn	4.44
	Zinc	4.44
	Aluminium	4.22
	Natural Gas	3.19
	Silver	2.57
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2024
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	RBOB Gasoline	13.70%
	Brent Crude Oil	13.13
	WTI Crude Oil	13.07
	Heating Oil	12.37
	Gold	10.04
	Copper	4.88
	Wheat	4.81
	Soybean	4.68
	Sugar	4.46
	Corn	4.44
	Zinc	4.44
	Aluminium	4.22
	Natural Gas	3.19
	Silver	2.57
	Total	100.00%
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	RBOB Gasoline	13.71%
	Brent Crude Oil	13.16
	WTI Crude Oil	13.09
	Heating Oil	12.30
	Gold	10.05
	Wheat	4.87
	Copper	4.85
	Soybean	4.67
	Sugar	4.46
	Zinc	4.45
	Corn	4.43
	Aluminium	4.21
	Natural Gas	3.19
	Silver	2.56
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2024
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Morgan Stanley MSCYIZ02 Index
	Long Futures Contracts
	RBOB Gasoline	13.70%
	Brent Crude Oil	13.13
	WTI Crude Oil	13.07
	Heating Oil	12.36
	Gold	10.04
	Copper	4.88
	Wheat	4.82
	Soybean	4.68
	Sugar	4.46
	Zinc	4.44
	Corn	4.44
	Aluminium	4.22
	Natural Gas	3.19
	Silver	2.57
	Total	100.00%
RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	RBOB Gasoline	13.70%
	Brent Crude Oil	13.13
	WTI Crude Oil	13.07
	Heating Oil	12.37
	Gold	10.04
	Copper	4.88
	Wheat	4.81
	Soybean	4.68
	Sugar	4.46
	Corn	4.44
	Zinc	4.44
	Aluminium	4.22
	Natural Gas	3.19
	Silver	2.57
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Agriculture Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$3,924,508	$-	$3,924,508
Money Market Funds	26,937,891	-	-	26,937,891
Total Investments in Securities	26,937,891	3,924,508	-	30,862,399
Other Investments - Assets*
Futures Contracts	120,019	-	-	120,019
Other Investments - Liabilities*
Futures Contracts	(2,677,361)	-	-	(2,677,361)
Total Other Investments	(2,557,342)	-	-	(2,557,342)
Total Investments	$24,380,549	$3,924,508	$-	$28,305,057
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,270,217	$-	$1,270,217
Money Market Funds	7,354,146	-	-	7,354,146
Total Investments in Securities	7,354,146	1,270,217	-	8,624,363
Other Investments - Assets*
Futures Contracts	170,871	-	-	170,871
Other Investments - Liabilities*
Futures Contracts	(506,849)	-	-	(506,849)
Total Other Investments	(335,978)	-	-	(335,978)
Total Investments	$7,018,168	$1,270,217	$-	$8,288,385

	Level 1	Level 2	Level 3	Total
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,415,894,475	$-	$2,415,894,475
Money Market Funds	2,133,684,934	-	-	2,133,684,934
Total Investments in Securities	2,133,684,934	2,415,894,475	-	4,549,579,409
Other Investments - Assets*
Futures Contracts	10,094,702	-	-	10,094,702
Other Investments - Liabilities*
Futures Contracts	(74,123,866)	-	-	(74,123,866)
Swap Agreements	-	(157,945,707)	-	(157,945,707)
	(74,123,866)	(157,945,707)	-	(232,069,573)
Total Other Investments	(64,029,164)	(157,945,707)	-	(221,974,871)
Total Investments	$2,069,655,770	$2,257,948,768	$-	$4,327,604,538

*	Unrealized appreciation (depreciation).